Financial risk management (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Tax rate effect	10.00%	10.00%
Borrowings interest rate	0.50%	0.50%
Loss after tax	$ 18,831	$ 18,554
Trade receivables percentage	58.80%	48.00%
Share price	$ 11.50
Exercise price of warrants	$ 0.01
Trading days disclosure	the last sales price of ESGL ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30 trading day period ending three business days before ESGL sends the notice of redemption
Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants	$ 0.0038
Warrants outstanding	34,200
Public warrants [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	8,625,000
Private warrants [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	377,331